SENIOR SECURED CONVERTIBLE CREDIT FACILITY (Details ) - USD ($)	Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility	$ 228,254,000	$ 219,828,000
Less Unamortize Debt Discount	(108,599,000)	(49,007,000)
Senior Secured Convertible Credit Facility Net	119,655,000	170,821,000
Medmen Enterprises Inc. [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility		11,372,828
Less Unamortize Debt Discount		(49,005,984)	$ (21,062,937)
Senior Secured Convertible Credit Facility Net		170,821,393	166,368,463
Total Drawn On Senior Secured Convertible Credit Facility		219,827,377	187,431,400
Secured Convertible Note [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility	21,952,000	21,113,000
Secured Convertible Note [Member] | Medmen Enterprises Inc. [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility		21,112,530	21,660,583
Secured Convertible Note 1 [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility	94,545,000	91,185,000
Secured Convertible Note 1 [Member] | Medmen Enterprises Inc. [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility		91,185,378	86,053,316
Secured Convertible Note 2 [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility	30,744,000	29,580,000
Secured Convertible Note 2 [Member] | Medmen Enterprises Inc. [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility		29,580,445	26,570,948
Secured Convertible Note 3 [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility	11,905,000	11,454,000
Secured Convertible Note 3 [Member] | Medmen Enterprises Inc. [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility		11,454,144	10,288,815
Secured Convertible Note 4 [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility	14,003,000	13,497,000
Secured Convertible Note 4 [Member] | Medmen Enterprises Inc. [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility		13,496,906	12,500,000
Secured Convertible Note 5 [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility	22,474,000	21,624,000
Secured Convertible Note 5 [Member] | Medmen Enterprises Inc. [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility		21,623,561	19,423,593
Secured Convertible Note 6 [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility	3,143,000	3,027,000
Secured Convertible Note 6 [Member] | Medmen Enterprises Inc. [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility		3,027,003	2,734,282
Secured Convertible Note 7 [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility	6,078,000	5,848,000
Secured Convertible Note 7 [Member] | Medmen Enterprises Inc. [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility		5,847,933
Secured Convertible Note 8 [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility	9,488,000	9,105,000
Secured Convertible Note 8 [Member] | Medmen Enterprises Inc. [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility		9,104,665	8,199,863
Secured Convertible Note 9 [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility	2,102,000	2,022,000
Secured Convertible Note 9 [Member] | Medmen Enterprises Inc. [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility		2,021,984
Secured Convertible Note 10 [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility	$ 11,820,000	$ 11,373,000
Secured Convertible Note 10 [Member] | Medmen Enterprises Inc. [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility